Accounts Payable and Accrued Expenses - Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED LIABILITIES CURRENT [Abstract]
Accrued salaries	$ 6,548	$ 4,746
Taxes	7,887	6,094
Accrued fees	215	266
Accrued bond coupon	4,531	4,531
Accrued interest	1,143	1,305
Other	41	40
Total accrued expenses	$ 20,365	$ 16,982